Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Schedule of Reconciliation of Shareholders' Equity Movement

	Number of Shares	$

As at January 1, 2024	78,269,952	7,828
Issue of shares on vesting of RSUs	760,439	76
Issue of shares to debenture holders	89,181	9
As at December 31, 2024	79,119,572	7,913

Issue of shares on exercise of warrants	100	-
Cancellation of shares	(2,500)	-
Issue of shares to debenture holders	178,519	18
As at June 30, 2025	79,295,691	7,931

Schedule of Fair Value of Outstanding Warrants
The number of outstanding Public Warrants is as follows:

Number of Warrants
Balance as at January 1, 2024	13,723,650
Exercised	-
Outstanding as at December 31, 2024	13,723,650
Exercised	(100)
Outstanding as at June 30, 2025	13,723,550
The number of outstanding Private Placement Warrants is as follows:

Number of Warrants
Balance as at January 1, 2024	667,500
Exercised	-
Outstanding as at December 31, 2024	667,500
Outstanding as at June 30, 2025	667,500